Summary of Significant Accounting Policies - Schedule of Components of net Transfers from pH Pharma (Details) - pH Pharma Ltd	12 Months Ended
Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development	$ 482,160
Selling, general and administrative	72,345
Accounts payable and general financing activities	809,469
Net increase in contributions from member	$ 1,363,974